Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net loss for the period	$ (22,182)	$ (20,744)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	1,154	439
Amortization of intangible assets	84
Share based compensation	5,726	8,675
Loss on divestment of subsidiary		1,009
Loss on revaluation of warrant liability		905
Gain from revaluation of investment in associate	(10)	(409)
Gain from revaluation of financial assets	(784)
Cash flows before changes in working capital	(16,012)	(10,125)
Change in long-term trade receivables	(11,062)
Change in severance liability		12
Change in inventory	(3,033)	(3,600)
Change in trade receivables	(4,666)	(25)
Change in other accounts receivables	(116)	(1,053)
Accrued interest on loans and leases	340	116
Change in accounts payable	412	315
Change in other accounts payable	744	666
Total cash flows used in operating activities	(33,393)	(13,694)
Cash flows from investing activities
Investment in restricted cash / short-term and long-term deposits	(6,253)	(2,475)
Divestment of a subsidiary		(549)
Proceeds from (investment in) financial assets	53,077	(24,605)
Purchase of property, plant and equipment	(514)	(657)
Total cash flows generated from (used in) investing activities	46,310	(28,286)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net		69,242
Proceeds from exercise of warrants	946	7,795
Lease payments	(1,072)	(460)
Proceeds from exercise of options	201	548
Purchase of treasury stock	(6,701)
Repayment of loans	(196)	(850)
Proceeds from loans (note 5)	6,048	43
Transactions with non-controlling interests		(1,850)
Total cash flows generated from (used in) financing activities	(774)	74,468
Increase in cash and cash equivalents	12,143	32,488
Effect of changes in foreign exchange rates	895	(2,830)
Cash and cash equivalents at beginning of period	13,525	13,526
Cash and cash equivalents at end of period	26,563	43,184
Interest paid during the period	20	24
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset	724	1,930
Fair value of warrants exercise during the period	576
APPENDIX A: NON-CASH ACTIVITIES – DIVESTMENT OF SUBSIDIARY
Working capital other than cash and cash equivalents		304
Property, plant and equipment		416
Lease liability		(7)
Loans		(94)
Severance liability		(159)
Loss on divestment of subsidiary		(1,009)
Total cash and cash equivalents from divestment of a subsidiary		$ (549)